Other Payables, Accruals and Advance Receipts	12 Months Ended
Dec. 31, 2021
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

14. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	December 31,
	2021	2020

	(in US$’000)
Accrued research and development expenses	116,134	72,697
Accrued salaries and benefits	41,786	21,982
Accrued administrative and other general expenses	15,836	10,319
Accrued capital expenditures	11,343	2,736
Accrued selling and marketing expenses	8,412	5,747
Deposits	2,111	1,408
Amounts due to related parties (Note 24(ii))	1,915	401
Deferred government grants	314	374
Others	12,988	5,619
	210,839	121,283